Leases - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 1,142
2025	1,075
2026	903
2027	714
2028	685
2029 and thereafter	1,041
Total lease payments	5,560
Less imputed interest	(446)
Total	$ 5,114	$ 5,769